Merchant Cash Advances, Loans and Related Receivables - Summary of Allowance for Credit Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Merchant cash advances
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Allowance, beginning of the year	$ 38,264	$ 15,816
Provision for credit losses	43,440	36,719
Receivables charged off, net of recoveries	(32,279)	(14,271)
Allowance, end of the year	49,425	38,264
Loans
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Allowance, beginning of the year	3,054	2,764
Provision for credit losses	21,388	2,540
Receivables charged off, net of recoveries	(5,384)	(2,250)
Allowance, end of the year	$ 19,058	$ 3,054